Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Trade and other payables [abstract]
Trade And Other Payables [Table Text Block]
Trade and other payables consist of the following:

	As at March 31,
	2020		2019
Trade payables	Rs.	10,745	Rs.	10,296
Due to creditors for expenses		4,503		3,375
Due to capital creditors		1,411		882
	Rs.	16,659	Rs.	14,553